Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Diluted loss per share	$ (0.09)	$ (0.45)	$ (0.48)	$ (1.23)	$ (1.66)	$ (2.98)
Weighted average number of common shares outstanding diluted	120,254,881	21,030,188	91,861,080	19,669,411	22,035,260	12,652,470